MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
                     Two World Trade Center
                    New York, New York  10048
                         (212) 392-1600







February 26, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Federal Securities Trust
     File #811-4917
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 25, 1999.


                                        Very truly yours,
                                                              /s/
Marilyn K. Cranney

Marilyn K. Cranney

Assistant Secretary



cc: Barry Fink
      Randolph Koch